INTANGIBLES AND GOODWILL (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Intagible assets other than goodwill [abstract]
Begining balance		$ 566
Amortization		110		$ 108
Ending balance		518		566
Goowill [abstract]
Begining Balance		2,095
Ending Balance		2,228		2,095
Gross carrying amount [member]
Intagible assets other than goodwill [abstract]
Begining balance		1,241		1,166
Additions		21		22
Business acquisitions		27		25
Disposals		34
Amortization		(34)
Other adjustments		7		25
Foreign currency translation		26		3
Ending balance		1,288		1,241
Goowill [abstract]
Begining Balance		2,290		2,177
Additions		122		105
Other adjustments				10
Foreign currency translation		28		(2)
Ending Balance		2,440		2,290
Accumulated depreciation, amortisation and impairment [member]
Intagible assets other than goodwill [abstract]
Begining balance		(675)		(534)
Disposals		(34)
Amortization		(110)		(108)
Other adjustments		(7)		(33)
Foreign currency translation		(12)		0
Ending balance		(770)		(675)
Goowill [abstract]
Begining Balance		(195)		(197)
Other adjustments		0		0
Foreign currency translation		(17)		2
Ending Balance		(212)		(195)
Accumulated impairment [member]
Goowill [abstract]
Begining Balance		(195)		(197)
Additions				0
Other adjustments				0
Foreign currency translation				2
Ending Balance				(195)
Brand names [member]
Intagible assets other than goodwill [abstract]
Begining balance	[1]	24
Ending balance		27	[2]	24	[1]
Brand names [member] | Gross carrying amount [member]
Intagible assets other than goodwill [abstract]
Begining balance	[1]	30	[2]	30
Additions		0	[2]	0	[1]
Business acquisitions		0	[2]	0	[1]
Disposals	[2]	0
Amortization	[2]	0
Other adjustments		0	[2]	0	[1]
Foreign currency translation		4	[2]	0	[1]
Ending balance	[2]	34		30	[1]
Brand names [member] | Accumulated depreciation, amortisation and impairment [member]
Intagible assets other than goodwill [abstract]
Begining balance		(6)		(5)
Disposals		0
Amortization		(1)		(1)
Other adjustments		0		0
Foreign currency translation		0		0
Ending balance		(7)		(6)
Customer relationships [member]
Intagible assets other than goodwill [abstract]
Begining balance		340
Ending balance		291	[3]	340
Customer relationships [member] | Gross carrying amount [member]
Intagible assets other than goodwill [abstract]
Begining balance		742	[3]	755
Additions		0	[3]	0
Business acquisitions		0	[3]	3
Disposals		0
Amortization	[3]	0
Other adjustments		0	[3]	(17)
Foreign currency translation		7	[3]	1
Ending balance	[3]	749		742
Customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Intagible assets other than goodwill [abstract]
Begining balance		(402)		(346)
Disposals		0
Amortization		(50)		(56)
Other adjustments		0		0
Foreign currency translation		(6)		0
Ending balance		(458)		(402)
Technology [member]
Intagible assets other than goodwill [abstract]
Begining balance		102
Ending balance		96		102
Technology [member] | Gross carrying amount [member]
Intagible assets other than goodwill [abstract]
Begining balance		191		148
Additions		10		15
Business acquisitions		0		0
Disposals		34
Amortization		(34)
Other adjustments		0		26
Foreign currency translation		9		2
Ending balance		176		191
Technology [member] | Accumulated depreciation, amortisation and impairment [member]
Intagible assets other than goodwill [abstract]
Begining balance		(89)		(45)
Disposals		(34)
Amortization		(20)		(18)
Other adjustments		0		(26)
Foreign currency translation		(5)		0
Ending balance		(80)		(89)
Other [member]
Intagible assets other than goodwill [abstract]
Begining balance		100
Ending balance		104		100
Other [member] | Gross carrying amount [member]
Intagible assets other than goodwill [abstract]
Begining balance		278		233
Additions		11		7
Business acquisitions		27		22
Disposals		0
Amortization		0
Other adjustments		7		16
Foreign currency translation		6		0
Ending balance		329		278
Other [member] | Accumulated depreciation, amortisation and impairment [member]
Intagible assets other than goodwill [abstract]
Begining balance		(178)		(138)
Disposals		0
Amortization		(39)		(33)
Other adjustments		(7)		(7)
Foreign currency translation		(1)		0
Ending balance		$ (225)		$ (178)

[1]	Trade names with a net book value of $ 17 -million have indefinite useful lives for accounting purposes.
[2]	Trade names with a net book value of $ 19 -million have indefinite useful lives for accounting purposes.
[3]	The remaining amortization period of customer relationships at December 31, 2017 , is approximately six years.